Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventory [Line Items]
Inventories	$ 807	$ 1,016
Lubricants [Member]
Inventory [Line Items]
Inventories	428	404
Bunkers [Member]
Inventory [Line Items]
Inventories	$ 379	$ 612